Fair Value Measurements (Details) (USD $)			12 Months Ended						12 Months Ended		12 Months Ended					12 Months Ended																																																																																																																																																																																																													3 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Other policyholder funds and benefits payable [Member]		Dec. 31, 2012 Other policyholder funds and benefits payable [Member]		Dec. 31, 2011 Other policyholder funds and benefits payable [Member]		Dec. 31, 2012 Other liabilities [Member]	Dec. 31, 2011 Other liabilities [Member]	Dec. 31, 2013 Consumer Notes [Member]		Dec. 31, 2012 Consumer Notes [Member]		Dec. 31, 2011 Consumer Notes [Member]	Dec. 31, 2013 Guaranteed Minimum Withdrawal Benefit [Member] Other policyholder funds and benefits payable [Member]		Dec. 31, 2012 Guaranteed Minimum Withdrawal Benefit [Member] Other policyholder funds and benefits payable [Member]		Dec. 31, 2011 Guaranteed Minimum Withdrawal Benefit [Member] Other policyholder funds and benefits payable [Member]		Dec. 31, 2013 U.S. Treasuries [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Other policyholder funds and benefits payable [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Other policyholder funds and benefits payable [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Other liabilities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Consumer Notes [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Consumer Notes [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Equity linked notes [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Equity linked notes [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Macro Hedge Program [Member] U.S. [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Macro Hedge Program [Member] U.S. [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Hedging Derivatives [Member] International [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Hedging Derivatives [Member] International [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Derivative Liabilities [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Derivative Liabilities [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Credit derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Credit derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Equity derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Equity derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Foreign exchange derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Foreign exchange derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Interest rate derivatives [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Interest rate derivatives [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] ABS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] ABS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Collateralized Debt Obligations [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Collateralized Debt Obligations [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] CMBS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] CMBS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Corporate [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Corporate [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Municipal [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Municipal [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] RMBS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] RMBS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Treasuries [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Treasuries [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Other policyholder funds and benefits payable [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Other policyholder funds and benefits payable [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Other liabilities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Consumer Notes [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Consumer Notes [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Equity linked notes [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Equity linked notes [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Macro Hedge Program [Member] U.S. [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Macro Hedge Program [Member] U.S. [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Hedging Derivatives [Member] International [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Hedging Derivatives [Member] International [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Derivative Liabilities [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Derivative Liabilities [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Credit derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Credit derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Equity derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Equity derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Foreign exchange derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Foreign exchange derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Interest rate derivatives [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Interest rate derivatives [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] ABS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] ABS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Collateralized Debt Obligations [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Collateralized Debt Obligations [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] CMBS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] CMBS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Corporate [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Corporate [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Municipal [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] Municipal [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] RMBS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] RMBS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 1 [Member] U.S. Treasuries [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 1 [Member] U.S. Treasuries [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Other policyholder funds and benefits payable [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Other policyholder funds and benefits payable [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Other liabilities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Consumer Notes [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Consumer Notes [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Equity linked notes [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Equity linked notes [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Macro Hedge Program [Member] U.S. [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Macro Hedge Program [Member] U.S. [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Hedging Derivatives [Member] International [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Hedging Derivatives [Member] International [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Derivative Liabilities [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Derivative Liabilities [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Credit derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Credit derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Equity derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Equity derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Foreign exchange derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Foreign exchange derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Interest rate derivatives [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Interest rate derivatives [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] ABS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] ABS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Collateralized Debt Obligations [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Collateralized Debt Obligations [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] CMBS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] CMBS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Corporate [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Corporate [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Municipal [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] Municipal [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] RMBS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] RMBS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 2 [Member] U.S. Treasuries [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 2 [Member] U.S. Treasuries [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Other policyholder funds and benefits payable [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Other policyholder funds and benefits payable [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Other liabilities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Consumer Notes [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Consumer Notes [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Equity linked notes [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Equity linked notes [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Macro Hedge Program [Member] U.S. [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Macro Hedge Program [Member] U.S. [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Hedging Derivatives [Member] International [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Hedging Derivatives [Member] International [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Derivative Liabilities [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Derivative Liabilities [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Credit derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Credit derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Equity derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Equity derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Foreign exchange derivative [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Foreign exchange derivative [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Interest rate derivatives [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Interest rate derivatives [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] ABS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] ABS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Collateralized Debt Obligations [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Collateralized Debt Obligations [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] CMBS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] CMBS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Corporate [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Corporate [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Foreign Government Debt Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Municipal [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Municipal [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] RMBS [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] RMBS [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] U.S. Treasuries [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] U.S. Treasuries [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]		Mar. 31, 2012 Reinsurance Recoverable [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2013 Reinsurance Recoverable [Member] Guaranteed Minimum Withdrawal Benefit [Member]		Dec. 31, 2012 Reinsurance Recoverable [Member] Guaranteed Minimum Withdrawal Benefit [Member]		Dec. 31, 2011 Reinsurance Recoverable [Member] Guaranteed Minimum Withdrawal Benefit [Member]	Dec. 31, 2013 Free standing Derivatives [Member]	Dec. 31, 2012 Free standing Derivatives [Member]		Dec. 31, 2011 Free standing Derivatives [Member]		Dec. 31, 2013 Free standing Derivatives [Member] Hedging Derivatives [Member] International [Member]	Dec. 31, 2012 Free standing Derivatives [Member] Hedging Derivatives [Member] International [Member]		Dec. 31, 2011 Free standing Derivatives [Member] Hedging Derivatives [Member] International [Member]		Dec. 31, 2013 Free standing Derivatives [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]	Dec. 31, 2012 Free standing Derivatives [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]		Dec. 31, 2011 Free standing Derivatives [Member] Hedging Derivatives [Member] Guaranteed Minimum Withdrawal Benefit [Member] U.S. [Member]		Dec. 31, 2013 Free standing Derivatives [Member] Credit derivative [Member]	Dec. 31, 2012 Free standing Derivatives [Member] Credit derivative [Member]		Dec. 31, 2011 Free standing Derivatives [Member] Credit derivative [Member]		Dec. 31, 2013 Free standing Derivatives [Member] Equity derivative [Member]	Dec. 31, 2012 Free standing Derivatives [Member] Equity derivative [Member]		Dec. 31, 2011 Free standing Derivatives [Member] Equity derivative [Member]		Dec. 31, 2013 Free standing Derivatives [Member] Interest rate derivatives [Member]	Dec. 31, 2012 Free standing Derivatives [Member] Interest rate derivatives [Member]		Dec. 31, 2011 Free standing Derivatives [Member] Interest rate derivatives [Member]		Dec. 31, 2013 Free standing Derivatives [Member] Other Derivatives Contracts [Member]	Dec. 31, 2012 Free standing Derivatives [Member] Other Derivatives Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)			$ 0	[1]	$ 0	[1],[2]			$ 0		$ 0	[1]	$ 0	[1]		$ 0	[1],[3]	$ 0	[1],[2],[3]																																																																																																																																																																																																										$ 0	$ 0	[1],[4]																																		$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3																																																																																																																																																																																																																													0	0	[4],[5]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value			594,000,000		3,127,000,000	[2]	5,785,000,000	[2]	0	(9,000,000)	2,000,000		2,000,000		4,000,000	576,000,000	[3]	3,119,000,000	[2],[3]	5,776,000,000	[2],[3]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value																																																																																																																																																																																																																														(465,000,000)	[4]	1,081,000,000	[4]	3,073,000,000
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount																						0
Assets accounted for at fair value on a recurring basis
Fixed maturities, FVO	28,163,000,000	49,404,000,000																					28,163,000,000		49,404,000,000																															1,129,000,000	1,673,000,000	1,448,000,000	2,160,000,000	2,347,000,000	3,912,000,000	16,917,000,000	30,979,000,000	1,177,000,000	1,460,000,000	965,000,000	1,998,000,000	2,431,000,000	4,671,000,000	1,749,000,000	2,551,000,000	1,077,000,000		78,000,000																															0	0	0	0	0	0	0	0	0	0	0	0	0	0	1,077,000,000	78,000,000	24,515,000,000		45,157,000,000																															1,021,000,000	1,435,000,000	1,020,000,000	1,437,000,000	1,987,000,000	3,380,000,000	16,127,000,000	29,639,000,000	1,139,000,000	1,426,000,000	916,000,000	1,829,000,000	1,633,000,000	3,538,000,000	672,000,000	2,473,000,000	2,571,000,000		4,169,000,000																															108,000,000	238,000,000	428,000,000	723,000,000	360,000,000	532,000,000	790,000,000	1,340,000,000	38,000,000	34,000,000	49,000,000	169,000,000	798,000,000	1,133,000,000	0	0
Fixed maturities, FVO	791,000,000	1,010,000,000																					791,000,000		1,010,000,000																																															0		6,000,000																																															613,000,000		805,000,000																																															178,000,000		199,000,000
Equity securities, trading	12,000,000	1,847,000,000																					12,000,000		1,847,000,000																																															12,000,000		1,847,000,000																																															0		0																																															0		0
Equity securities, AFS	372,000,000	400,000,000																					372,000,000		400,000,000																																															207,000,000		203,000,000																																															114,000,000		142,000,000																																															51,000,000		55,000,000
Derivative Asset																																						109,000,000	186,000,000	171,000,000	127,000,000	26,000,000	36,000,000	272,000,000	[6]	581,000,000	[6]	9,000,000	(10,000,000)		30,000,000	14,000,000	104,000,000	(57,000,000)	108,000,000																																0	0	0	0	0	0	0	[6]	0	[6]	0	0		0	0	0	0	0																																0	0	173,000,000	142,000,000	(42,000,000)	(53,000,000)	99,000,000	[6]	337,000,000	[6]	11,000,000	0		0	14,000,000	104,000,000	(57,000,000)	144,000,000																																109,000,000	186,000,000	(2,000,000)	(15,000,000)	68,000,000	89,000,000	173,000,000	[6]	244,000,000	[6]	(2,000,000)	(10,000,000)		30,000,000	0	0	0	(36,000,000)
Short-term investments	1,952,000,000	2,354,000,000																					1,952,000,000		2,354,000,000																																															228,000,000		242,000,000																																															1,724,000,000		2,112,000,000																																															0		0
Limited Partnerships and Other Alternative Investments	1,329,000,000	1,372,000,000																					468,000,000	[7]																																																0	[7]	0	[7]																																														414,000,000	[7]	264,000,000	[7]																																														54,000,000	[7]	150,000,000	[7]																																														414,000,000	[7]
Reinsurance Payable																							(398,000,000)																																																																																																																																																			(465,000,000)
Reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB, and GMAB																									1,081,000,000																																															0		0																																															67,000,000		0																																																	1,081,000,000
Separate account assets																							138,482,000,000	[8]	138,497,000,000	[8]																																														99,917,000,000	[8]	97,976,000,000	[8]																																														37,828,000,000	[8]	39,938,000,000	[8]																																														737,000,000	[8]	583,000,000	[8]
Total assets accounted for at fair value on a recurring basis																							170,114,000,000		195,588,000,000																																															101,441,000,000		100,352,000,000																																															65,374,000,000		88,755,000,000																																															3,299,000,000		6,481,000,000
Percentage of level to total																							100.00%																																																	60.00%																																																	38.00%																																																	2.00%
Liabilities accounted for at fair value on a recurring basis
Total liabilities accounted for at fair value on a recurring basis																							(1,421,000,000)		(3,091,000,000)		(594,000,000)	(3,127,000,000)	0	(2,000,000)	[9]	(2,000,000)	[9]	(576,000,000)	(3,119,000,000)	(18,000,000)	(8,000,000)	30,000,000	100,000,000	(198,000,000)	(231,000,000)	15,000,000	536,000,000	(825,000,000)	[10]	38,000,000	[8]	11,000,000	(6,000,000)	18,000,000	15,000,000	(382,000,000)	(17,000,000)	(319,000,000)	(359,000,000)																	0		0		0	0	0	0	[9]	0	[9]	0	0	0	0	0	0	0	0	0	0	0	[10]	0	[8]	0	0	0	0	0	0	0	0																	(856,000,000)		(440,000,000)		0	0	0	0	[9]	0	[9]	0	0	0	0	0	0	(139,000,000)	(171,000,000)	(63,000,000)	106,000,000	(856,000,000)	[10]	(440,000,000)	[8]	7,000,000	(20,000,000)	16,000,000	0	(382,000,000)	(17,000,000)	(295,000,000)	(338,000,000)																	(565,000,000)		(2,651,000,000)		(594,000,000)	(3,127,000,000)	0	(2,000,000)	[9]	(2,000,000)	[9]	(576,000,000)	(3,119,000,000)	(18,000,000)	(8,000,000)	30,000,000	100,000,000	(59,000,000)	(60,000,000)	78,000,000	430,000,000	31,000,000	[10]	478,000,000	[8]	4,000,000	14,000,000	2,000,000	15,000,000	0	0	(24,000,000)	(21,000,000)
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Netted Against Liability Value																																																																																																																																																																																																																																			204,000,000 [11]	722,000,000	[11]	661,000,000	[11]	(61,000,000) [11]	(75,000,000)	[11]	(35,000,000)	[11]	146,000,000 [11]	519,000,000	[11]	883,000,000	[11]	2,000,000 [11]	4,000,000	[11]	(489,000,000)	[11]	2,000,000 [11]	45,000,000	[11]	36,000,000	[11]	(24,000,000) [11]	(57,000,000)	[11]	(91,000,000)	[11]	0	0
Fair Value Measurement with Unobservable Inputs Reconciliation Recurring Basis Asset Netted Against Liability Transfers into Level Three																																																																																																																																																																																																																																			$ 28,000,000					$ 8,000,000					$ 0					$ 0					$ 0					$ 0					$ (20,000,000)

[1]	All amounts are before income taxes and amortization of DAC.
[2]	The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.
[3]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).
[4]	Includes fair value of reinsurance recoverables of approximately $495 and $900 as of December 31, 2013 and 2012, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 13 - Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.
[5]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.
[6]	Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2013 and December 31, 2012, $120 and $92, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.
[7]	Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value
[8]	As of December 31, 2013 and 2012, excludes approximately $2.4 billion and $3.1 billion, respectively, of investment sales receivable that are not subject to fair value accounting.
[9]	Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.
[10]	Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as “freestanding derivatives” and are presented on a net basis.
[11]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.